BUSINESS COMBINATION (Details 9) - C S N Cimentos Brasil S A [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Purchase price considered	R$ 5,013,436
Fair value of the assets and liabilities acquired	4,622,604
Goodwill for future profitability expected	R$ 390,832